FINANCIAL RISK MANAGEMENT- Exposure to currency risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exposure to currency risk
Cash and cash equivalents	$ 83.4	$ 103.7	$ 216.2
Deferred tax liability	(48.3)	(56.3)
Reclamation and closure cost obligations	(107.0)	(92.6)	$ (124.1)
Canada, Dollars | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents	11.0	12.9
Trade and other receivables	7.0	9.9
Income tax (payable) receivable	(0.3)
Trade and other payables	(86.8)	(105.0)
Deferred tax liability	(48.3)	(54.5)
Reclamation and closure cost obligations	(93.3)	(72.6)
Performance share units and restricted share units	(1.9)	(0.5)
Total exposure to currency risk	(212.6)	(209.8)
Mexico, Pesos | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents	0.3	0.6
Trade and other receivables	0.9	4.9
Income tax (payable) receivable	4.6	4.6
Trade and other payables	(13.5)	(14.1)
Deferred tax liability	0.0
Reclamation and closure cost obligations	(1.4)	(13.5)
Performance share units and restricted share units	0.0	0.0
Total exposure to currency risk	$ (9.1)	$ (17.5)